Net income per ordinary share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	53,348,355	53,845,407
Effect of dilutive share options outstanding (in shares)	556,667	297,103
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	53,905,022	54,142,510